Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Schedule of Trade receivables

Composition:

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Open accounts	151,255	121,272	42,971
Credit cards	230	211	65
Checks receivables	19,780	17,160	5,619
Less – provision for return of goods	(4,008)	(3,252)	(1,139)
Less – estimated credit loss	(1,419)	(1,374)	(403)
	165,838	134,017	47,113

Schedule of Trade Receivables Balance

The table below shows the open accounts balance as of December 31, 2022 and 2021 segmented by the due date.

	Open accounts - days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	90<	Total
December 31, 2022	149,430	1,212	523	65	25	151,255
December 31, 2021	115,699	4,842	509	96	126	121,272

Schedule of Changes in the allowance of doubtful debts

Changes in the allowance of credit loss

	December 31,
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Balance at beginning of the year	1,374	1,897	390
Changes in allowance for doubtful debts	45	(523)	13
Balance at end of the year	1,419	1,374	403